Financial liabilities - Disclosure of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 4,560	€ 8,204
Non-current financial liabilities	48,608	37,816
Total financial liabilities	53,169	46,020
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	962	1,126
Non-current financial liabilities	4,568	5,393
Repayable BPI loan advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	500	800
Non-current financial liabilities	2,258	2,259
PGE Loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	2,632	1,086
Non-current financial liabilities	6,495	8,982
EIB Loan
Disclosure Of Changes In Financial Liabilities [Line Items]
Non-current financial liabilities	27,500
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	467	5,192
Non-current financial liabilities	€ 35,287	€ 21,182